PENSION AND OTHER POSTRETIREMENT BENEFITS - NET BENEFIT COSTS RECOGNIZED (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension | Canada
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	$ 149	$ 156	$ 129
Interest cost	130	116	73
Expected return on plan assets	(245)	(201)	(127)
Amortization/settlement of net actuarial loss	25	29	32
Amortization/curtailment of prior service cost	0	0	0
Net defined benefit costs	59	100	107
Defined contribution benefit costs	11	11	3
Net benefit cost recognized in Earnings	70	111	110
Amount recognized in OCI:
Amortization/settlement of net actuarial loss	(11)	(14)	(14)
Amortization/curtailment of prior service cost	0	0	0
Net actuarial loss arising during the year	112	38	28
Total amount recognized in OCI	101	24	14
Total amount recognized in Comprehensive income	171	135	124
Expected amortization, next fiscal year	32
Pension | United States
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	45	48	26
Interest cost	38	35	16
Expected return on plan assets	(88)	(57)	(21)
Amortization/settlement of net actuarial loss	7	10	3
Amortization/curtailment of prior service cost	3	0	0
Net defined benefit costs	5	36	24
Defined contribution benefit costs	19	15	0
Net benefit cost recognized in Earnings	24	51	24
Amount recognized in OCI:
Amortization/settlement of net actuarial loss	(7)	(9)	(6)
Amortization/curtailment of prior service cost	(3)	0	0
Net actuarial loss arising during the year	28	0	16
Total amount recognized in OCI	18	(9)	10
Total amount recognized in Comprehensive income	42	42	34
Expected amortization, next fiscal year	0
OPEB | Canada
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	8	7	4
Interest cost	10	10	6
Expected return on plan assets	0	0	0
Amortization/settlement of net actuarial loss	0	0	0
Amortization/curtailment of prior service cost	0	1	0
Net benefit cost recognized in Earnings	18	18	10
Amount recognized in OCI:
Amortization/settlement of net actuarial loss	0	(1)	(1)
Amortization/curtailment of prior service cost	0	0	0
Net actuarial loss arising during the year	(46)	(8)	2
Prior service (credit)/cost	0	(3)	0
Total amount recognized in OCI	(46)	(12)	1
Total amount recognized in Comprehensive income	(28)	6	11
Expected amortization, next fiscal year	0
OPEB | United States
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	3	5	4
Interest cost	10	10	5
Expected return on plan assets	(12)	(10)	(6)
Amortization/settlement of net actuarial loss	(1)	0	0
Amortization/curtailment of prior service cost	(4)	0	0
Net benefit cost recognized in Earnings	(4)	5	3
Amount recognized in OCI:
Amortization/settlement of net actuarial loss	1	1	(1)
Amortization/curtailment of prior service cost	4	0	0
Net actuarial loss arising during the year	(1)	(42)	12
Prior service (credit)/cost	(8)	1	(12)
Total amount recognized in OCI	(4)	(40)	(1)
Total amount recognized in Comprehensive income	(8)	$ (35)	$ 2
Expected amortization, next fiscal year	$ 2